Other current financial liabilities - Disclosure of Other Current Financial Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial liabilities [line items]
Other current financial liabilities	€ 19,227	€ 22,589
Put options related to acquisitions
Disclosure of financial liabilities [line items]
Other current financial liabilities	794	0
Warrants
Disclosure of financial liabilities [line items]
Other current financial liabilities	11,449	12,051	€ 30,979
Lease liabilities - current
Disclosure of financial liabilities [line items]
Other current financial liabilities	€ 6,984	€ 10,538